Vanguard® Health Care Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.7%)
Belgium (4.6%)
*	Argenx SE	1,572,872	1,016,782
	UCB SA	3,949,860	724,164
			1,740,946
Brazil (0.0%)
*,1	Hapvida Participacoes e Investimentos SA	8,909,471	3,642
China (0.6%)
*	Zai Lab Ltd.	29,739,200	94,731
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	77,092,000	56,745
*	Legend Biotech Corp. ADR	1,437,205	50,230
*,2	Zai Lab Ltd. ADR	696,252	22,064
			223,770
Denmark (3.8%)
	Novo Nordisk A/S Class B	17,901,663	1,196,932
*	Genmab A/S	1,260,164	267,204
			1,464,136
Japan (6.7%)
	Daiichi Sankyo Co. Ltd.	31,579,497	807,823
	Chugai Pharmaceutical Co. Ltd.	7,886,142	454,317
[3]	Eisai Co. Ltd.	14,823,917	428,470
	Otsuka Holdings Co. Ltd.	7,116,100	346,915
	Astellas Pharma Inc.	28,558,578	285,989
	Terumo Corp.	12,871,400	246,368
			2,569,882
Switzerland (4.6%)
	Novartis AG (Registered)	10,670,181	1,217,011
	Galderma Group AG	4,311,231	500,730
	Tecan Group AG (Registered)	314,428	61,238
			1,778,979
United Kingdom (8.8%)
	AstraZeneca plc	16,923,322	2,424,550
	GSK plc	36,708,771	726,199
*,2,3	Immunocore Holdings plc ADR	4,582,598	137,936
	Genus plc	1,791,160	44,016
*,2,3	Autolus Therapeutics plc ADR	19,356,365	27,293
			3,359,994
United States (68.6%)
	Eli Lilly & Co.	4,834,705	4,346,158
	UnitedHealth Group Inc.	5,718,685	2,352,896
	Merck & Co. Inc.	21,141,145	1,801,225
*	Vertex Pharmaceuticals Inc.	2,758,647	1,405,531
*	Boston Scientific Corp.	13,510,582	1,389,834
*	Edwards Lifesciences Corp.	15,848,748	1,196,422
	Abbott Laboratories	8,381,425	1,095,871
	Danaher Corp.	5,300,353	1,056,519
*	Intuitive Surgical Inc.	1,882,202	970,840
	Bristol-Myers Squibb Co.	17,248,970	865,898
*	Biogen Inc.	4,367,085	528,767
	Cencora Inc.	1,777,329	520,171
*	Alnylam Pharmaceuticals Inc.	1,959,156	515,728
	HCA Healthcare Inc.	1,477,327	509,796
	Thermo Fisher Scientific Inc.	1,088,992	467,178
	Elevance Health Inc.	1,070,559	450,256
	Humana Inc.	1,452,691	380,954
	Agilent Technologies Inc.	3,319,724	357,202
*,3	Charles River Laboratories International Inc.	2,541,219	301,439
*	Molina Healthcare Inc.	873,708	285,711

Vanguard® Health Care Fund
		Shares	Market Value ($000)
*	Exact Sciences Corp.	6,061,109	276,629
*	United Therapeutics Corp.	910,860	276,073
*	Align Technology Inc.	1,578,738	273,595
*	Centene Corp.	4,264,440	255,227
	Pfizer Inc.	8,900,488	217,261
*	QIAGEN NV	4,977,756	212,799
*,3	Denali Therapeutics Inc.	10,727,885	178,619
*,3	Apellis Pharmaceuticals Inc.	9,286,573	178,395
*	Option Care Health Inc.	5,476,256	176,938
	Labcorp Holdings Inc.	731,489	176,296
*	Ionis Pharmaceuticals Inc.	5,733,312	176,070
*	Cytokinetics Inc.	4,067,922	174,270
*	Revolution Medicines Inc.	4,303,500	173,775
*	Akero Therapeutics Inc.	3,657,502	166,819
*,3	Amicus Therapeutics Inc.	20,893,978	160,466
*	PTC Therapeutics Inc.	3,182,387	158,610
*	Vaxcyte Inc.	4,275,884	153,248
*	Sarepta Therapeutics Inc.	2,112,434	131,816
*,3	Acadia Healthcare Co. Inc.	5,568,412	130,301
*	Blueprint Medicines Corp.	1,362,970	121,986
*,2,3	Structure Therapeutics Inc. ADR	4,414,573	119,193
	Encompass Health Corp.	1,018,140	119,112
*	Merus NV	2,564,840	116,726
*	Kymera Therapeutics Inc.	3,013,587	103,276
*,2,3	Apogee Therapeutics Inc.	2,605,583	102,269
*	Surgery Partners Inc.	4,602,252	101,019
*	Avidity Biosciences Inc.	3,030,557	98,948
*	Xenon Pharmaceuticals Inc.	2,542,337	97,117
*	Glaukos Corp.	1,022,684	96,388
*,3	Celldex Therapeutics Inc.	4,548,457	94,744
*	Moderna Inc.	2,831,156	80,801
*	Crinetics Pharmaceuticals Inc.	2,284,367	76,275
*,3	Evolent Health Inc. Class A	6,778,267	66,834
*	Guardant Health Inc.	1,407,827	66,492
*	Alkermes plc	1,652,004	47,528
*	PACS Group Inc.	4,425,093	42,614
*,2	Newamsterdam Pharma Co. NV	2,156,406	41,252
*	Nuvalent Inc. Class A	534,465	41,020
*,3	Prothena Corp. plc	4,183,812	38,491
*	Disc Medicine Inc.	719,845	35,575
*	Rocket Pharmaceuticals Inc.	4,332,967	33,060
*,2	Metsera Inc.	338,900	8,171
			26,194,494
Total Common Stocks (Cost $25,273,891)			37,335,843
Temporary Cash Investments (2.0%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 4.350%	660,482	66,042
		Face Amount ($000)
Repurchase Agreements (1.8%)
	Bank of America Securities, LLC, 4.380%, 5/1/25 (Dated 4/30/25, Repurchase Value $65,708, collateralized by U.S. Treasury and Government Agency Obligations 1.500%–8.500%, 5/25/25–5/20/61, with a value of $67,014)	65,700	65,700
	Bank of America Securities, LLC, 4.390%, 5/1/25 (Dated 4/30/25, Repurchase Value $20,002, collateralized by U.S. Treasury Obligations 0.000%–5.250%, 6/5/25–2/15/54, with a value of $20,400)	20,000	20,000
	Bank of Nova Scotia, 4.360%, 5/1/25 (Dated 4/30/25, Repurchase Value $35,104, collateralized by U.S. Treasury Obligations 0.000%–4.000%, 6/30/25–5/15/45, with a value of $35,806)	35,100	35,100
	Barclays Capital Inc., 4.370%, 5/1/25 (Dated 4/30/25, Repurchase Value $24,203, collateralized by U.S. Treasury Obligations 3.875%, 8/15/33, with a value of $24,684)	24,200	24,200
	BNP Paribas Securities Corp., 4.360%, 5/1/25 (Dated 4/30/25, Repurchase Value $101,812, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 6/26/25–8/15/54, with a value of $103,836)	101,800	101,800
	BNP Paribas Securities Corp., 4.370%, 5/1/25 (Dated 4/30/25, Repurchase Value $21,103, collateralized by U.S. Government Agency Obligations 1.820%–6.619%, 11/1/28–2/20/65, with a value of $21,522)	21,100	21,100

Vanguard® Health Care Fund
	Face Amount ($000)	Market Value ($000)
Credit Agricole Securities, 4.370%, 5/1/25 (Dated 4/30/25, Repurchase Value $63,208, collateralized by U.S. Treasury Obligations 1.250%, 12/31/26, with a value of $64,464)	63,200	63,200
HSBC Bank USA, 4.370%, 5/1/25 (Dated 4/30/25, Repurchase Value $30,804, collateralized by U.S. Treasury Obligations 2.500%–4.453%, 7/31/26–2/15/45, with a value of $31,416)	30,800	30,800
HSBC Bank USA, 4.380%, 5/1/25 (Dated 4/30/25, Repurchase Value $65,408, collateralized by U.S. Government Agency Obligations 2.500%–6.500%, 4/1/40–5/1/55, with a value of $66,708)	65,400	65,400
JP Morgan Securities, LLC, 4.370%, 5/1/25 (Dated 4/30/25, Repurchase Value $85,010, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 5/31/25–11/28/25, with a value of $86,700)	85,000	85,000
Natixis SA, 4.370%, 5/1/25 (Dated 4/30/25, Repurchase Value $108,413, collateralized by U.S. Treasury and Government Agency Obligations 0.125%–5.000%, 10/31/25–7/13/40, with a value of $110,568)	108,400	108,400
Nomura International plc, 4.360%, 5/1/25 (Dated 4/30/25, Repurchase Value $15,002, collateralized by U.S. Treasury Obligations 3.125%–4.500%, 7/15/26–2/15/42, with a value of $15,300)	15,000	15,000
Nomura International plc, 4.360%, 5/1/25 (Dated 4/30/25, Repurchase Value $24,803, collateralized by U.S. Treasury Obligations 0.000%–3.875%, 6/3/25–2/15/43, with a value of $25,337)	24,800	24,800
RBC Capital Markets LLC, 4.380%, 5/1/25 (Dated 4/30/25, Repurchase Value $18,102, collateralized by U.S. Treasury Obligations 0.000%, 6/5/25, with a value of $18,462)	18,100	18,100
		678,600
Total Temporary Cash Investments (Cost $744,641)		744,642
Total Investments (99.7%) (Cost $26,018,532)		38,080,485
Other Assets and Liabilities—Net (0.3%)		121,962
Net Assets (100%)		38,202,447
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $3,642, representing 0.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $64,412.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $65,859 was received for securities on loan.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Vanguard® Health Care Fund
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	26,198,136	—	—	26,198,136
Common Stocks—Other	237,523	10,900,184	—	11,137,707
Temporary Cash Investments	66,042	678,600	—	744,642
Total	26,501,701	11,578,784	—	38,080,485
E.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2025 Market Value ($000)
Acadia Healthcare Co. Inc.	251,191	—	—	—	(120,890)	—	—	130,301
agilon health Inc.	110,486	—	132,251	(300,411)	322,176	—	—	—
Akero Therapeutics Inc.	220,096	—	20,625	3,759	(36,411)	—	—	NA1
Amicus Therapeutics Inc.	200,164	—	—	—	(39,698)	—	—	160,466
Apellis Pharmaceuticals Inc.	245,930	19,617	—	—	(87,152)	—	—	178,395
Apogee Therapeutics Inc.	NA2	21,945	—	—	(2,394)	—	—	102,269
Autolus Therapeutics plc ADR	42,778	—	—	—	(15,485)	—	—	27,293
Celldex Therapeutics Inc.	111,392	—	—	—	(16,648)	—	—	94,744
Charles River Laboratories International Inc.	NA2	52,769	—	—	(80,704)	—	—	301,439
Denali Therapeutics Inc.	185,735	39,830	—	—	(46,946)	—	—	178,619
Eisai Co. Ltd.	460,003	—	20,296	(23,567)	12,330	7,102	—	428,470
Evolent Health Inc. Class A	70,833	—	—	—	(3,999)	—	—	66,834
Immunocore Holdings plc ADR	150,676	—	—	—	(12,740)	—	—	137,936
Prothena Corp. plc	60,044	—	581	(1,436)	(19,536)	—	—	38,491
Rocket Pharmaceuticals Inc.	81,598	—	16,924	(92,948)	61,334	—	—	NA1
Structure Therapeutics Inc. ADR	127,347	3,227	—	—	(11,381)	—	—	119,193
Vanguard Market Liquidity Fund	25,401	NA3	NA3	(1)	—	—	—	66,042
Total	2,343,674	137,388	190,677	(414,604)	(98,144)	7,102	—	2,030,492
1	Not applicable—at April 30, 2025, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—at January 31, 2025, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.